Condensed Consolidated Statement of Comprehensive Income (Parenthetical) - shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Condensed Consolidated Statement of Comprehensive Income
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000